Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Nov 30, 2012
Registrant Name	dei_EntityRegistrantName	PineBridge Mutual Funds
Central Index Key	dei_EntityCentralIndexKey	0001025870
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Dec 29, 2011
Document Effective Date	dei_DocumentEffectiveDate	Dec 29, 2011
PineBridge Merger Arbitrage Fund (Prospectus Summary) | PineBridge Merger Arbitrage Fund | Class R
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PBRRX
PineBridge Merger Arbitrage Fund (Prospectus Summary) | PineBridge Merger Arbitrage Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PBABX

PineBridge Merger Arbitrage Fund (Prospectus Summary) | PineBridge Merger Arbitrage Fund
PineBridge Merger Arbitrage Fund
INVESTMENT OBJECTIVE
The PineBridge Merger Arbitrage Fund (the "Fund") seeks capital appreciation.

FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses PineBridge Merger Arbitrage Fund		Class R	Class I
Management Fees		0.94%	0.94%
Distribution and Service (12b-1) Fees		0.35%	none
Other Expenses	[1]	1.43%	1.43%
Total Annual Fund Operating Expenses		2.72%	2.37%
Fee Waiver and/or Expense Reimbursement	[2]	(1.02%)	(1.02%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[2]	1.70%	1.35%
[1]	"Other Expenses" are based on estimated amounts for the current fiscal year. "Other Expenses" include estimated acquired fund fees and expenses ("AFFE") of 0.01%.
[2]	PineBridge Investments LLC (the "Adviser") has contractually agreed to waive management fees and/or reimburse the Fund's expenses (excluding taxes, leverage interest, dividends or interest on short positions, other interest expenses, brokerage commissions, AFFE, expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as indemnification and litigation) in order to limit the Fund's Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement to 1.69% and 1.34% for the Class R shares and Class I shares, respectively, of each Class' average net assets (the "Expense Cap"). The Expense Cap, which will remain in effect until at least December 30, 2012, may be terminated prior to that date only by the Board of Trustees (the "Board").

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The

Example also assumes that your investment has a 5% return each year and that the

Fund's operating expenses remain the same (taking into account the Expense Cap for one year).

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example PineBridge Merger Arbitrage Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years
Class R	173	748
Class I	137	642

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND
The Fund seeks to achieve its investment objective through the use of merger and acquisition ("M&A") arbitrage. Under normal market conditions, the Fund invests primarily in equity securities of companies that are involved in publicly announced mergers, takeovers, tender offers, leveraged buyouts and other corporate reorganizations ("Publicly Announced M&A Transactions").

M&A arbitrage is an investment strategy designed to profit from the successful completion of Publicly Announced M&A Transactions. The Fund's investment strategy is designed to capture the spread represented by the difference between the market price of the securities of the target company and the value that is offered for these securities by the acquiring company, which may be in cash or securities of the acquiring company. In accordance with the merger arbitrage strategy, the Adviser will purchase shares of a target company at a price that represents a discount to their expected value upon completion of a Publicly

Announced M&A Transaction. When the terms of a Publicly Announced M&A

Transaction require the exchange of securities of the target company for common stock and/or other securities of the acquiring company, the Adviser may sell short the securities of an acquiring company at the same time the Fund purchases securities of a target company. This means that the Fund will sell securities of the acquiring company that it borrows from a third party on the expectation that the market price will drop. In connection with a short sale, the Fund will either designate on the records of the Fund or hold in an account with the

Fund's custodian, cash, U.S. government securities or other liquid securities in an amount equal to the market value of the securities sold short or hold an offsetting position in the same securities.

The Fund generally takes long and short positions in the equity securities of

U.S. companies. The Fund also may invest in foreign securities and depository receipts, including American Depositary Receipts ("ADRs"), European Depositary

Receipts ("EDRs"), International Depositary Receipts ("IDRs") and Global

Depositary Receipts ("GDRs"). The Fund may invest in companies with large,

medium, or small market capitalizations. The Fund also may invest in real estate investment trusts ("REITs"), limited partnerships and exchange traded funds

("ETFs"). Subject to regulatory restrictions, the Fund may utilize leverage and/or engage in derivative transactions, including options, in order to seek enhanced returns or to hedge investment risks.

In structuring a portfolio consisting of Publicly Announced M&A Transactions,

the Adviser generally will seek to: (i) achieve returns with a low correlation to U.S. stock market movements; (ii) minimize losses through extensive risk controls and diversification; and (iii) target consistent overall capital growth with low volatility. The Adviser intends to select investments which, in its view, have a reasonable prospect of capital appreciation that is significant in relation to both the risks involved and the potential of available alternate investments. The Fund is non-diversified, which means that it may invest in a limited number of issuers.

The Fund is actively managed, which may result in a higher portfolio turnover rate. Portfolio turnover is a measure of a fund's trading activity over a one-year period. A portfolio turnover rate of 100% would indicate that the Fund sold and replaced the entire value of its securities holdings during the period. The Adviser anticipates that the Fund's annual portfolio turnover rate may be 250% of the average value of its portfolio.

PRINCIPAL RISK CONSIDERATIONS
Risk is inherent in all investing. The value of your investment in the Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments.

The principal risks of investing in the Fund are:

M&A Arbitrage Risk. Investments in Publicly Announced M&A Transactions involve the risk that a transaction may be delayed, may not be completed or may be completed on less favorable terms than originally expected. In these circumstances, the market price of the securities of the target company purchased by the Fund may decline sharply and result in losses if such securities are sold for less than the purchase price. In certain transactions,

the Fund may not be "hedged" against market fluctuations. This can result in losses, even if the proposed transaction is consummated. In the event that a

Publicly Announced M&A Transaction is not consummated, the Fund may be forced to cover its short positions at a higher price than its short sale price, resulting in a loss.

Short Sales Risk. In connection with a short sale, the Fund will realize a loss if the value of the underlying security rises. Losses from short sales may be

"unlimited" if the price of the security sold short continues to appreciate. Any such loss is increased by the amount of premium or interest the Fund must pay to the lender of the security. Likewise, any gain on a short sale transaction will be decreased by the amount of premium or interest the Fund must pay to the lender of the security. The Fund's investment performance also may suffer if the

Fund is required to close out a short position earlier than it had intended.

This would occur if a securities lender requires the Fund to deliver the securities that the Fund borrowed and the Fund is unable to borrow the securities. The Fund may be subject to additional expenses related to short sales, such as the costs of borrowing securities and margin account maintenance costs. These expenses may negatively impact the performance of the Fund.

Availability of Investment Opportunities Risks. Because the public company M&A

Transaction market is cyclical and tied to the overall economy, the identification of a sufficient number of Publicly Announced M&A Transactions suitable for mergers and acquisition arbitrage is not guaranteed. While the

Adviser believes that many such suitable Publicly Announced M&A Transactions will exist, there can be no assurance that such transactions will be available when necessary to implement the Fund's investment strategy.

Issuer Risk. The value of an individual security or particular type of security can be more volatile than and can perform differently from the market as a whole. The value of a security may decline for reasons that directly relate to the issuer, such as management performance, corporate governance, financial leverage and reduced demand for the issuer's goods or services.

Portfolio Turnover Risk Because the Fund is actively managed, it will typically experience high portfolio turnover. High portfolio turnover could increase the

Fund's transaction costs and possibly have a negative impact on performance. In addition, frequent trading by the Fund could result in increased short-term capital gain distributions to shareholders, which are taxable to them as ordinary income. Merger arbitrage funds typically have higher portfolio turnover rates than funds that do not engage in short trading.

Equity Securities Risk. The Fund invests most of its assets in common stocks,

which represent equity ownership in a company. Stock markets are volatile. The price of equity securities will fluctuate and a decline can reduce the value of a portfolio investing in equities. The value of equity securities purchased by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions,

changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.

Large-Capitalization Company Risk. Large capitalization stocks as a group could fall out of favor with the market. Larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Many larger companies also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Small- and Mid-Capitalization Company Risk. The prices of securities of small-

and mid-capitalization companies tend to fluctuate more widely than those of larger, more established companies. Small- and mid-capitalization companies may have limited product lines, markets or financial resources or may depend on the expertise of a few people and may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general. Securities of such issuers may lack sufficient market liquidity to effect sales at an advantageous time or without a substantial drop in price.

Derivatives Risk. The Fund's investments in options and other derivatives may rise or fall more rapidly than other investments. These transactions are subject to changes in the value of the underlying security on which such transactions are based. Even a small investment in derivative securities can have a significant impact on the Fund's exposure to stock market values, interest rates, or currency exchange rates. Derivatives are subject to a number of risks such as liquidity risk, interest rate risk, market risk, credit risk, and portfolio management risk. Derivatives in general, and options in particular,

involve the risk of mispricing or improper valuation and the risk that changes in the value of a derivative may not correlate well with the underlying asset,

rate, or index. Additionally, for options, there is the risk that there may be an imperfect correlation between the prices of options and movements in the price of the securities (or indices) hedged or used for cover which may cause a given hedge not to achieve its objective. It is also possible that government regulation of various types of derivative instruments may limit or prevent the

Fund from using such instruments as part of its investment strategy, which could negatively impact the Fund. In addition, the use of derivatives may require the

Fund to liquidate portfolio positions at disadvantageous times to satisfy its obligations or to meet segregation requirements.

Leverage Risk. Certain transactions, such as options and other derivative instruments, include the use of leverage. Leverage may cause the Fund to be more volatile because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund's portfolio securities. The effect of using leverage is to amplify the Fund's gains and losses in comparison to the amount of the Fund's assets (that is, assets other than borrowed assets) at risk, thus causing the Fund to be more volatile. Because acquiring and maintaining positions by the use of leverage allows the Fund to control positions worth significantly more than its investment in those positions, the amount that the

Fund stands to lose in the event of adverse price movements is high in relation to the amount of its investment.

ETF Risks. By investing in an ETF, the Fund will become a shareholder of another investment company. As a result, Fund shareholders indirectly will bear the

Fund's proportionate share of the fees and expenses paid by shareholders of the

ETF, in addition to the fees and expenses Fund shareholders directly bear in connection with the Fund's own operations. These other fees and expenses are reflected as acquired fund fees and expenses and are included in the Fund's Fees and Expenses Table in this prospectus, if applicable. The price of an ETF can fluctuate within a wide range, and a Fund could lose money investing in an ETF if the prices of the securities owned by the ETF go down.

Foreign Securities and Depository Receipts Risk. Investing in foreign securities and depositary receipts, including ADRs, EDRs, IDRs and GDRs, carries potential risks not associated with domestic investments. Such risks include, but are not limited to: (1) currency exchange rate fluctuations, (2) political and financial instability, (3) less liquidity and greater volatility of foreign investments,

(4) lack of uniform accounting, auditing and financial reporting standards,

(5) less government regulation and supervision of foreign banks, stock exchanges, brokers and listed companies, (6) increased price volatility, and

(7) delays in transaction settlement in some foreign markets.

REITs Risk. REITs are subject to the risks associated with direct ownership of real estate, including declines in the value of real estate, risks related to general and local economic conditions, increases in property taxes and operating expenses, changes in zoning laws, overbuilding, changes in interest rates, and liabilities resulting from environmental problems.

Limited Partnerships Risk. The Fund may invest in publicly traded partnerships such as master limited partnerships ("MLPs"). An MLP may have one or more general partners, who conduct the business, and one or more limited partners,

who contribute capital. The general partner or partners are jointly and severally responsible for the liabilities of the MLP. The Fund may invest as a limited partner, and normally would not be liable for the debts of an MLP beyond the amounts the Fund has contributed but it would not be shielded to the same extent that a shareholder of a corporation would be. In certain instances,

creditors of an MLP would have the right to seek a return of capital that had been distributed to a limited partner.

Investment Strategy Risk. The Adviser uses the principal investment strategies and other investment strategies to seek to achieve the Fund's investment objective. Investment decisions made by the Adviser in using these investment strategies may not produce the returns expected by the Adviser, may cause the

Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Non-Diversification Risk. The Fund is non-diversified, which means that it may invest in fewer securities, or in larger proportions of the securities of single companies or industries. If these securities were to decline in value, there could be a substantial loss of the investment. In addition, the Fund may, as a result of its investment strategy, hold a smaller number of issuers than if it were "diversified."  Changes in the financial condition or market status of a single issuer may cause greater fluctuation to the total return and share price of a non-diversified portfolio.

Investment Risk. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. When you sell your shares of the Fund, they could be worth less than what you paid for them.

New Fund Risk. The Fund has no operating history, and there can be no assurance that the Fund will grow or maintain an economically viable size.

Securities Selection Risk. Securities selected by the Adviser for the Fund may not perform to expectations. This could result in the Fund's underperformance compared to other funds with similar investment objectives.

Market Risk. Stock market risk involves the possibility that the value of the

Fund's investments in stocks will decline due to drops in the stock market. In general, the value of a fund that invests principally in stocks will move in the same direction as the overall stock market, which will vary from day to day in response to the activities of individual companies, as well as general market,

regulatory, political and economic conditions. These fluctuations could be a sustained trend or a drastic movement. The stock markets generally move in cycles, with periods of rising prices followed by periods of declining prices. The value of your investment may reflect these fluctuations.

PERFORMANCE
Performance information is not provided because the Fund had not commenced investment operations prior to the date of this Prospectus. When performance information becomes available, it will provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns compare with those of a broad measure of market performance.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Dec 30, 2011
PineBridge Merger Arbitrage Fund (Prospectus Summary) | PineBridge Merger Arbitrage Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	PineBridge Merger Arbitrage Fund
Investment Objective, Heading	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The PineBridge Merger Arbitrage Fund (the "Fund") seeks capital appreciation.

Expense, Heading	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.

Other Expenses, New Fund, Based on Estimates	rr_OtherExpensesNewFundBasedOnEstimates	"Other Expenses" are based on estimated amounts for the current fiscal year.
Acquired Fund Fees and Expenses, Based on Estimates	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	"Other Expenses" include estimated acquired fund fees and expenses ("AFFE") of 0.01%.
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same (taking into account the Expense Cap for one year).

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES OF THE FUND
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund seeks to achieve its investment objective through the use of merger and acquisition ("M&A") arbitrage. Under normal market conditions, the Fund invests primarily in equity securities of companies that are involved in publicly announced mergers, takeovers, tender offers, leveraged buyouts and other corporate reorganizations ("Publicly Announced M&A Transactions").

M&A arbitrage is an investment strategy designed to profit from the successful completion of Publicly Announced M&A Transactions. The Fund's investment strategy is designed to capture the spread represented by the difference between the market price of the securities of the target company and the value that is offered for these securities by the acquiring company, which may be in cash or securities of the acquiring company. In accordance with the merger arbitrage strategy, the Adviser will purchase shares of a target company at a price that represents a discount to their expected value upon completion of a Publicly
Announced M&A Transaction. When the terms of a Publicly Announced M&A
Transaction require the exchange of securities of the target company for common stock and/or other securities of the acquiring company, the Adviser may sell short the securities of an acquiring company at the same time the Fund purchases securities of a target company. This means that the Fund will sell securities of the acquiring company that it borrows from a third party on the expectation that the market price will drop. In connection with a short sale, the Fund will either designate on the records of the Fund or hold in an account with the
Fund's custodian, cash, U.S. government securities or other liquid securities in an amount equal to the market value of the securities sold short or hold an offsetting position in the same securities.

The Fund generally takes long and short positions in the equity securities of
U.S. companies. The Fund also may invest in foreign securities and depository receipts, including American Depositary Receipts ("ADRs"), European Depositary
Receipts ("EDRs"), International Depositary Receipts ("IDRs") and Global
Depositary Receipts ("GDRs"). The Fund may invest in companies with large, medium, or small market capitalizations. The Fund also may invest in real estate investment trusts ("REITs"), limited partnerships and exchange traded funds
("ETFs"). Subject to regulatory restrictions, the Fund may utilize leverage and/or engage in derivative transactions, including options, in order to seek enhanced returns or to hedge investment risks.

In structuring a portfolio consisting of Publicly Announced M&A Transactions, the Adviser generally will seek to: (i) achieve returns with a low correlation to U.S. stock market movements; (ii) minimize losses through extensive risk controls and diversification; and (iii) target consistent overall capital growth with low volatility. The Adviser intends to select investments which, in its view, have a reasonable prospect of capital appreciation that is significant in relation to both the risks involved and the potential of available alternate investments. The Fund is non-diversified, which means that it may invest in a limited number of issuers.

The Fund is actively managed, which may result in a higher portfolio turnover rate. Portfolio turnover is a measure of a fund's trading activity over a one-year period. A portfolio turnover rate of 100% would indicate that the Fund sold and replaced the entire value of its securities holdings during the period. The Adviser anticipates that the Fund's annual portfolio turnover rate may be 250% of the average value of its portfolio.

Risk, Heading	rr_RiskHeading	PRINCIPAL RISK CONSIDERATIONS
Risk, Narrative	rr_RiskNarrativeTextBlock
Risk is inherent in all investing. The value of your investment in the Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments.

The principal risks of investing in the Fund are:

M&A Arbitrage Risk. Investments in Publicly Announced M&A Transactions involve the risk that a transaction may be delayed, may not be completed or may be completed on less favorable terms than originally expected. In these circumstances, the market price of the securities of the target company purchased by the Fund may decline sharply and result in losses if such securities are sold for less than the purchase price. In certain transactions, the Fund may not be "hedged" against market fluctuations. This can result in losses, even if the proposed transaction is consummated. In the event that a
Publicly Announced M&A Transaction is not consummated, the Fund may be forced to cover its short positions at a higher price than its short sale price, resulting in a loss.

Short Sales Risk. In connection with a short sale, the Fund will realize a loss if the value of the underlying security rises. Losses from short sales may be
"unlimited" if the price of the security sold short continues to appreciate. Any such loss is increased by the amount of premium or interest the Fund must pay to the lender of the security. Likewise, any gain on a short sale transaction will be decreased by the amount of premium or interest the Fund must pay to the lender of the security. The Fund's investment performance also may suffer if the
Fund is required to close out a short position earlier than it had intended.
This would occur if a securities lender requires the Fund to deliver the securities that the Fund borrowed and the Fund is unable to borrow the securities. The Fund may be subject to additional expenses related to short sales, such as the costs of borrowing securities and margin account maintenance costs. These expenses may negatively impact the performance of the Fund.

Availability of Investment Opportunities Risks. Because the public company M&A
Transaction market is cyclical and tied to the overall economy, the identification of a sufficient number of Publicly Announced M&A Transactions suitable for mergers and acquisition arbitrage is not guaranteed. While the
Adviser believes that many such suitable Publicly Announced M&A Transactions will exist, there can be no assurance that such transactions will be available when necessary to implement the Fund's investment strategy.

Issuer Risk. The value of an individual security or particular type of security can be more volatile than and can perform differently from the market as a whole. The value of a security may decline for reasons that directly relate to the issuer, such as management performance, corporate governance, financial leverage and reduced demand for the issuer's goods or services.

Portfolio Turnover Risk Because the Fund is actively managed, it will typically experience high portfolio turnover. High portfolio turnover could increase the
Fund's transaction costs and possibly have a negative impact on performance. In addition, frequent trading by the Fund could result in increased short-term capital gain distributions to shareholders, which are taxable to them as ordinary income. Merger arbitrage funds typically have higher portfolio turnover rates than funds that do not engage in short trading.

Equity Securities Risk. The Fund invests most of its assets in common stocks, which represent equity ownership in a company. Stock markets are volatile. The price of equity securities will fluctuate and a decline can reduce the value of a portfolio investing in equities. The value of equity securities purchased by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.

Large-Capitalization Company Risk. Large capitalization stocks as a group could fall out of favor with the market. Larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Many larger companies also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Small- and Mid-Capitalization Company Risk. The prices of securities of small-
and mid-capitalization companies tend to fluctuate more widely than those of larger, more established companies. Small- and mid-capitalization companies may have limited product lines, markets or financial resources or may depend on the expertise of a few people and may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general. Securities of such issuers may lack sufficient market liquidity to effect sales at an advantageous time or without a substantial drop in price.

Derivatives Risk. The Fund's investments in options and other derivatives may rise or fall more rapidly than other investments. These transactions are subject to changes in the value of the underlying security on which such transactions are based. Even a small investment in derivative securities can have a significant impact on the Fund's exposure to stock market values, interest rates, or currency exchange rates. Derivatives are subject to a number of risks such as liquidity risk, interest rate risk, market risk, credit risk, and portfolio management risk. Derivatives in general, and options in particular, involve the risk of mispricing or improper valuation and the risk that changes in the value of a derivative may not correlate well with the underlying asset, rate, or index. Additionally, for options, there is the risk that there may be an imperfect correlation between the prices of options and movements in the price of the securities (or indices) hedged or used for cover which may cause a given hedge not to achieve its objective. It is also possible that government regulation of various types of derivative instruments may limit or prevent the
Fund from using such instruments as part of its investment strategy, which could negatively impact the Fund. In addition, the use of derivatives may require the
Fund to liquidate portfolio positions at disadvantageous times to satisfy its obligations or to meet segregation requirements.

Leverage Risk. Certain transactions, such as options and other derivative instruments, include the use of leverage. Leverage may cause the Fund to be more volatile because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund's portfolio securities. The effect of using leverage is to amplify the Fund's gains and losses in comparison to the amount of the Fund's assets (that is, assets other than borrowed assets) at risk, thus causing the Fund to be more volatile. Because acquiring and maintaining positions by the use of leverage allows the Fund to control positions worth significantly more than its investment in those positions, the amount that the
Fund stands to lose in the event of adverse price movements is high in relation to the amount of its investment.

ETF Risks. By investing in an ETF, the Fund will become a shareholder of another investment company. As a result, Fund shareholders indirectly will bear the
Fund's proportionate share of the fees and expenses paid by shareholders of the
ETF, in addition to the fees and expenses Fund shareholders directly bear in connection with the Fund's own operations. These other fees and expenses are reflected as acquired fund fees and expenses and are included in the Fund's Fees and Expenses Table in this prospectus, if applicable. The price of an ETF can fluctuate within a wide range, and a Fund could lose money investing in an ETF if the prices of the securities owned by the ETF go down.

Foreign Securities and Depository Receipts Risk. Investing in foreign securities and depositary receipts, including ADRs, EDRs, IDRs and GDRs, carries potential risks not associated with domestic investments. Such risks include, but are not limited to: (1) currency exchange rate fluctuations, (2) political and financial instability, (3) less liquidity and greater volatility of foreign investments,
(4) lack of uniform accounting, auditing and financial reporting standards,
(5) less government regulation and supervision of foreign banks, stock exchanges, brokers and listed companies, (6) increased price volatility, and
(7) delays in transaction settlement in some foreign markets.

REITs Risk. REITs are subject to the risks associated with direct ownership of real estate, including declines in the value of real estate, risks related to general and local economic conditions, increases in property taxes and operating expenses, changes in zoning laws, overbuilding, changes in interest rates, and liabilities resulting from environmental problems.

Limited Partnerships Risk. The Fund may invest in publicly traded partnerships such as master limited partnerships ("MLPs"). An MLP may have one or more general partners, who conduct the business, and one or more limited partners, who contribute capital. The general partner or partners are jointly and severally responsible for the liabilities of the MLP. The Fund may invest as a limited partner, and normally would not be liable for the debts of an MLP beyond the amounts the Fund has contributed but it would not be shielded to the same extent that a shareholder of a corporation would be. In certain instances, creditors of an MLP would have the right to seek a return of capital that had been distributed to a limited partner.

Investment Strategy Risk. The Adviser uses the principal investment strategies and other investment strategies to seek to achieve the Fund's investment objective. Investment decisions made by the Adviser in using these investment strategies may not produce the returns expected by the Adviser, may cause the
Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Non-Diversification Risk. The Fund is non-diversified, which means that it may invest in fewer securities, or in larger proportions of the securities of single companies or industries. If these securities were to decline in value, there could be a substantial loss of the investment. In addition, the Fund may, as a result of its investment strategy, hold a smaller number of issuers than if it were "diversified."  Changes in the financial condition or market status of a single issuer may cause greater fluctuation to the total return and share price of a non-diversified portfolio.

Investment Risk. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. When you sell your shares of the Fund, they could be worth less than what you paid for them.

New Fund Risk. The Fund has no operating history, and there can be no assurance that the Fund will grow or maintain an economically viable size.

Securities Selection Risk. Securities selected by the Adviser for the Fund may not perform to expectations. This could result in the Fund's underperformance compared to other funds with similar investment objectives.

Market Risk. Stock market risk involves the possibility that the value of the
Fund's investments in stocks will decline due to drops in the stock market. In general, the value of a fund that invests principally in stocks will move in the same direction as the overall stock market, which will vary from day to day in response to the activities of individual companies, as well as general market, regulatory, political and economic conditions. These fluctuations could be a sustained trend or a drastic movement. The stock markets generally move in cycles, with periods of rising prices followed by periods of declining prices. The value of your investment may reflect these fluctuations.

Risk, Lose Money	rr_RiskLoseMoney	You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments.
Risk, Nondiversified Status	rr_RiskNondiversifiedStatus	The Fund is non-diversified, which means that it may invest in fewer securities, or in larger proportions of the securities of single companies or industries. If these securities were to decline in value, there could be a substantial loss of the investment. In addition, the Fund may, as a result of its investment strategy, hold a smaller number of issuers than if it were "diversified." Changes in the financial condition or market status of a single issuer may cause greater fluctuation to the total return and share price of a non-diversified portfolio.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance, Narrative	rr_PerformanceNarrativeTextBlock
Performance information is not provided because the Fund had not commenced investment operations prior to the date of this Prospectus. When performance information becomes available, it will provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns compare with those of a broad measure of market performance.

Performance, One Year or Less	rr_PerformanceOneYearOrLess	Performance information is not provided because the Fund had not commenced investment operations prior to the date of this Prospectus.
PineBridge Merger Arbitrage Fund (Prospectus Summary) | PineBridge Merger Arbitrage Fund | Class R
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement and Recoupments over Assets, Date of Termination	ck0001025870_FeeWaiverOrReimbursementAndRecoupmentsOverAssetsDateOfTermination	2012-12-30
PineBridge Merger Arbitrage Fund (Prospectus Summary) | PineBridge Merger Arbitrage Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement and Recoupments over Assets, Date of Termination	ck0001025870_FeeWaiverOrReimbursementAndRecoupmentsOverAssetsDateOfTermination	2012-12-30
PineBridge Merger Arbitrage Fund | Class R
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.94%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.35%
Other Expenses	rr_OtherExpensesOverAssets	1.43%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.72%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.02%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.70%	[2]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	173
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	748
PineBridge Merger Arbitrage Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.94%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	1.43%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.37%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.02%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.35%	[2]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	137
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	642

[1]	"Other Expenses" are based on estimated amounts for the current fiscal year. "Other Expenses" include estimated acquired fund fees and expenses ("AFFE") of 0.01%.
[2]	PineBridge Investments LLC (the "Adviser") has contractually agreed to waive management fees and/or reimburse the Fund's expenses (excluding taxes, leverage interest, dividends or interest on short positions, other interest expenses, brokerage commissions, AFFE, expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as indemnification and litigation) in order to limit the Fund's Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement to 1.69% and 1.34% for the Class R shares and Class I shares, respectively, of each Class' average net assets (the "Expense Cap"). The Expense Cap, which will remain in effect until at least December 30, 2012, may be terminated prior to that date only by the Board of Trustees (the "Board").